Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Shares (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to common stock subject to possible redemption
Income on investments held in Trust Account	$ 8,941		$ 65,330	$ 91,516
Less: Company's portion available to be withdrawn to pay taxes	(8,941)		(54,923)	(86,958)
Net income attributable to Class A common stock subject to possible redemption	0		10,407	4,558
Numerator: Net Loss minus Net Earnings
Net income	5,646,642	$ 5,164,523	(25,380,878)	10,811,165
Net income allocable to Class A Common stock subject to possible redemption	0		10,407	(4,558)
Non-Redeemable Net	$ 5,646,642		$ (25,370,471)	$ 10,806,607
Class A Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding			35,891,064
Basic and diluted net income per share			$ 0
Non-redeemable Class A and Class B Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding	16,301,645		12,232,461	16,558,676
Basic and diluted net income per share	$ 0.35		$ (2.08)	$ 0.65
Common Stock Subject to Mandatory Redemption [Member] | Class A Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding	34,010,855		35,891,064	33,753,824
Basic and diluted net income per share	$ 0		$ 0.00	$ 0.00